Stock-Based Compensation - Schedule of Stock Options Outstanding and Vested and Exercisable (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding	3,608,326	3,334,530
Weighted Average Remaining Contractual Life (Years)	6 years 2 months 5 days
Weighted Average Exercise Price per Share	$ 6.45	$ 3.48
Number of Options Exercisable	1,722,605
$0.15 - $0.18 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit	$ 0.15
Exercise price, upper limit	$ 0.18
Number of Options Outstanding	511,995
Weighted Average Remaining Contractual Life (Years)	3 years 10 months 2 days
Weighted Average Exercise Price per Share	$ 0.15
Number of Options Exercisable	511,995
Weighted Average Exercise Price Per Share, Exercisable	$ 0.15
$1.32 - $1.47 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit	$ 1.32
Exercise price, upper limit	$ 1.47
Number of Options Outstanding	144,552
Weighted Average Remaining Contractual Life (Years)	4 years 10 months 24 days
Weighted Average Exercise Price per Share	$ 1.37
Number of Options Exercisable	144,552
Weighted Average Exercise Price Per Share, Exercisable	$ 1.37
$3.54 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit	$ 3.54
Number of Options Outstanding	209,388
Weighted Average Remaining Contractual Life (Years)	6 years 11 months 9 days
Weighted Average Exercise Price per Share	$ 3.54
Number of Options Exercisable	189,842
Weighted Average Exercise Price Per Share, Exercisable	$ 3.54
$4.29 - $4.59 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit	$ 4.29
Exercise price, upper limit	$ 4.59
Number of Options Outstanding	1,207,132
Weighted Average Remaining Contractual Life (Years)	8 years 3 months 11 days
Weighted Average Exercise Price per Share	$ 4.33
Number of Options Exercisable	648,064
Weighted Average Exercise Price Per Share, Exercisable	$ 4.32
$5.55 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit	$ 5.55
Number of Options Outstanding	528,133
Weighted Average Remaining Contractual Life (Years)	8 years 9 months 11 days
Weighted Average Exercise Price per Share	$ 5.55
Number of Options Exercisable	133,245
Weighted Average Exercise Price Per Share, Exercisable	$ 5.55
$6.81 - $9.42 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit	$ 6.81
Exercise price, upper limit	$ 9.42
Number of Options Outstanding	202,813
Weighted Average Remaining Contractual Life (Years)	9 years 1 month 28 days
Weighted Average Exercise Price per Share	$ 7.62
Number of Options Exercisable	52,413
Weighted Average Exercise Price Per Share, Exercisable	$ 6.89
$12.15 - $13.32 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit	$ 12.15
Exercise price, upper limit	$ 13.32
Number of Options Outstanding	167,893
Weighted Average Remaining Contractual Life (Years)	9 years 4 months 21 days
Weighted Average Exercise Price per Share	$ 12.74
Number of Options Exercisable	12,250
Weighted Average Exercise Price Per Share, Exercisable	$ 13.32
$13.33 - $22.44 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit	$ 13.33
Exercise price, upper limit	$ 22.44
Number of Options Outstanding	598,660
Weighted Average Remaining Contractual Life (Years)	9 years 7 months 21 days
Weighted Average Exercise Price per Share	$ 16.97
Number of Options Exercisable	30,244
Weighted Average Exercise Price Per Share, Exercisable	$ 16.62